Financial instruments by category - Summary of Carrying Value and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value through OCI
Marketable securities	$ 3,828	$ 2,572
Amortized cost
Cash and cash equivalents	177,742	286,312	$ 479,501
Restricted cash	20	296
Other assets	22,943	10,592
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	139,104	137,900
Debt	413,065	595,977
Carrying amount
Fair value through OCI
Marketable securities	3,828	2,572
Fair value through profit and loss
Settlement receivables	34,461	5,243
Redemption option derivative asset	5,597	0
Amortized cost
Cash and cash equivalents	177,742	286,312
Term deposit	3,275	6,646
Restricted cash	3,100	13,745
Other receivables and deposits	23,171	40,574
Other assets	9,386	3,924
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	139,104	140,878
Debt	485,329	595,977
Fair value
Fair value through OCI
Marketable securities	3,828	2,572
Fair value through profit and loss
Settlement receivables	34,461	5,243
Redemption option derivative asset	5,597	0
Amortized cost
Cash and cash equivalents	177,742	286,312
Term deposit	3,275	6,646
Restricted cash	3,100	13,745
Other receivables and deposits	23,171	40,574
Other assets	9,386	3,924
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	139,104	140,878
Debt	$ 524	$ 549,606